RELATED PARTY TRANSACTIONS (Details)					2 Months Ended	3 Months Ended		12 Months Ended
	Jan. 03, 2022 USD ($)	Dec. 30, 2021 shares	Dec. 10, 2021 USD ($)	Feb. 15, 2021 USD ($) ft² shares	Mar. 10, 2022 USD ($)	Mar. 31, 2022 USD ($) officer shares	Mar. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) officer shares	Dec. 31, 2020 USD ($) shares	Nov. 22, 2022 USD ($)	Dec. 15, 2021 shares	Oct. 15, 2021 USD ($)	Sep. 07, 2021 USD ($)
Related Party Transaction [Line Items]
Payments to acquire assets						$ 782,500	$ 40,750		$ 78,467	$ 130,750
Common stock, shares issued (in shares) | shares						67,707,832			71,207,832	34,980,766
Warrants, right to purchase number(in shares) | shares												1,000,000
Warrants outstanding						$ 70,879			$ 70,879
Equity method investments						$ 18,566,056			25,515,879	$ 2,937,597
Receivable on sale of equity securities									0	200,000
Advances to affiliate									4,935,000
Aqua Metal
Related Party Transaction [Line Items]
Ownership %		10.00%				11.65%
Chief Executive Officer and Officers
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares) | shares		3,500,000
Receivable on sale of equity securities						$ 7,258,162
Chief Executive Officer and Officers | Scenario, Forecast
Related Party Transaction [Line Items]
Receivable on sale of equity securities								$ 7,258,162
LINICO Corporation
Related Party Transaction [Line Items]
Ownership percentage				45.45%
Warrants, right to purchase number(in shares) | shares				2,500
Warrants outstanding				$ 500,000
Right to purchase additional shares | shares				500
Equity method investments				$ 6,250,000
Cash proceeds from the consideration exceed				10,750,000
Excess returned				4,500,000
Proceeds from deposits on real estate sales				$ 2,000,000
Ownership %		90.00%
Area of land | ft²				136,750
Property, plant and equipment, purchase price option, amount						13,000,000
Non refundable deposits						14,250,000							$ 1,250,000
Lessee, industrial lease, rental payments, first twelve months				$ 68,000
Lessee, industrial lease, rental payments, between nineteen and twenty four months				100,640
LINICO Corporation | Purchase Option, Exercise Period One
Related Party Transaction [Line Items]
Property, plant and equipment, purchase price option, amount				14,250,000
LINICO Corporation | Purchase Option Exercise Period Two
Related Party Transaction [Line Items]
Property, plant and equipment, purchase price option, amount				$ 15,250,000
LINICO Corporation | Scenario, Forecast
Related Party Transaction [Line Items]
Non refundable deposits											$ 2,000,000
LINICO Corporation | Aqua Metal
Related Party Transaction [Line Items]
Ownership percentage				10.91%
Cash consideration				$ 4,500,000
LINICO Corporation | Restricted Stock
Related Party Transaction [Line Items]
Preferred stock, shares issued upon conversion (in shares) | shares				3,000,000
LINICO Corporation | Series A Preferred Stock
Related Party Transaction [Line Items]
Convertible preferred stock, initial purchase (in shares) | shares				6,250
LINICO Corporation | Series A Preferred Stock | Aqua Metal
Related Party Transaction [Line Items]
Convertible preferred stock, initial purchase (in shares) | shares				4,500,000
LINICO Corporation | Common Stock
Related Party Transaction [Line Items]
Common stock, number of shares purchased (in shares) | shares		3,129,081
Aqua Metal
Related Party Transaction [Line Items]
Preferred stock, shares issued upon conversion (in shares) | shares				375,000
Aqua Metals Inc
Related Party Transaction [Line Items]
Warrant exercises				$ 2,500,000
Additional deposit for lease agreement				$ 2,000,000
Cash proceeds from sales percentage				75.00%
Proceeds from sale and collection of shares				$ 1,500,000
Obligated holding remaining percentage				25.00%
Sierra Springs Opportunity Fund, Inc.
Related Party Transaction [Line Items]
Advances to affiliate						4,935,000			4,935,000
Payments for advance to affiliate	$ 1,300,000					1,300,000	$ 2,150,000		3,285,000	$ 1,650,000
Sierra Springs Opportunity Fund, Inc. | Scenario, Forecast
Related Party Transaction [Line Items]
Non-operations cash proceeds, net, threshold for accelerated payment								14,635,000
Related party transaction, purchases from related party					$ 9,740,000			$ 9,740,000
Sierra Springs Opportunity Fund, Inc. | Chief Executive Officer and Officers | SSOF
Related Party Transaction [Line Items]
Sierra Springs Opportunity Fund, Inc., at cost						$ 450,000			$ 450,000
Variable interest entity, ownership (in shares) | shares						9,000,000			9,000,000
Number of officers with ownership interest | officer						2			2
Ownership percentage						30.80%			16.40%
FLUX Photon Corporation
Related Party Transaction [Line Items]
Maximum performance-based cash payments as percentage of future consolidated net cash flow														$ 18,000,000
Performance-based cash payments as percentage of future consolidated net cash flow														20.00%
Payments to acquire assets			$ 350,000
Asset acquisition contingent consideration liability									$ 17,650,000
LINICO Corporation
Related Party Transaction [Line Items]
Percentage of voting interests acquired		90.00%				88.35%			90.00%
Consideration transferred						$ 500,000			$ 4,500,000
Common stock, shares issued (in shares) | shares									6,500,000
Equity method investments				$ 8,140,725
LINICO Corporation | Chief Executive Officer and Officers
Related Party Transaction [Line Items]
Percentage of voting interests acquired		90.00%							90.00%
Aqua Metals Inc
Related Party Transaction [Line Items]
Consideration transferred						$ 1,140,000